Comparative figures	12 Months Ended
Mar. 31, 2012
Comparative figures [Abstract]
Comparative figures

29. Comparative figures

Certain of the comparative figures have been reclassified from statements previously presented to conform to the presentation of the current period consolidated financial statements.